CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Preferred shares [Member]	Additional Paid-In Capital [Member]	Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 3,086	$ 17	$ 21	$ 47,868		$ (44,820)
Balance, shares at Dec. 31, 2011		6,718,146	7,703,182
Exercise of options	61	1		60
Exercise of options, shares		208,257
Tax benefit related to exercise of share options	234			234
Share-based compensation expenses	1,020			1,020
Other comprehensive loss
Net loss	(14,972)					(14,972)
Balance at Dec. 31, 2012	(10,571)	18	21	49,182		(59,792)
Balance, shares at Dec. 31, 2012		6,926,403	7,703,182
Conversion of preferred shares		21	(21)
Conversion of preferred shares, shares		23,109,546	(7,703,182)
Issuance of Ordinary Shares in IPO, net	93,564	18		93,546
Issuance of Ordinary Shares in IPO, net, shares		6,325,786
Exercise of options	519	3		516
Exercise of options, shares		1,131,482
Tax benefit related to exercise of share options	440			440
Share-based compensation expenses	7,054			7,054
Share-based compensation expenses related to warrants granted in connection with credit line	273			273
Other comprehensive loss	(263)				(263)
Net loss	(28,720)					(28,720)
Balance at Dec. 31, 2013	62,296	60		151,011	(263)	(88,512)
Balance, shares at Dec. 31, 2013		37,493,217
Exercise of options and warrants	942	3		939
Exercise of options and warrants, shares		925,976
Tax benefit related to exercise of share options	728			728
Share-based compensation expenses	13,937			13,937
Other comprehensive loss	(2,687)				(2,687)
Net loss	(56,566)					(56,566)
Balance at Dec. 31, 2014	$ 18,650	$ 63		$ 166,615	$ (2,950)	$ (145,078)
Balance, shares at Dec. 31, 2014		38,419,193